Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common Stock [Member]
Common stock, offering cost		$ 760
Retained Earnings [Member]
Cash dividends per share (in dollars per share)	$ 1.17	$ 1.08
Cash dividends per share (in dollars per share)	$ 1.17	$ 1.08